COMMITMENTS AND CONTINGENCIES - Legal Proceeding (Details)								12 Months Ended
	Feb. 27, 2023 USD ($)	Feb. 27, 2023 CNY (¥)	Jan. 09, 2023 USD ($)	Jan. 09, 2023 CNY (¥)	Dec. 23, 2022 CNY (¥)	Mar. 18, 2022 USD ($)	Mar. 18, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Feb. 17, 2022 USD ($)	Feb. 17, 2022 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Number of cases filed								10
Amount collected from accounts receivables | $								$ 1,070,000.00
Number of case still open								1
Liquidated damages and interest | ¥					¥ 5,157,182
Subsequent Event
COMMITMENTS AND CONTINGENCIES
Company received the payment	$ 863,083	¥ 5,954,151
Litigation amount claimed			$ 271,000	¥ 1,872,419
Civil complaint alleging unpaid service fee and breach of contract against Tianfang (Suzhou) Real Estate Co., Ltd
COMMITMENTS AND CONTINGENCIES
Unpaid base fee amount claimed									$ 45,926	¥ 291,742.17
Per day breaching late fee claimed								0.10%
Civil complaint alleging breach of contract and unpaid service fee against Chengdu TEDA New City
COMMITMENTS AND CONTINGENCIES
Litigation amount claimed						$ 780,000	¥ 5,380,734